Note 10 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2019	Jun. 30, 2017
Operating Lease, Expense		$ 6,400	$ 5,600	$ 5,400
Unrecorded Unconditional Purchase Obligation, Total		6,813					$ 8,000
Payments for Unconditional Purchase Commitment			3,800	5,500	$ 0
Microsoft Office 365 [Member]
Unrecorded Unconditional Purchase Obligation, Total						$ 2,100
Payments for Unconditional Purchase Commitment		700	700	$ 700
IT solutions [Member]
Unrecorded Unconditional Purchase Obligation, Total	$ 22,000
Payments for Unconditional Purchase Commitment		12,100	$ 3,100
Unrecorded Unconditional Purchase Obligation, Term (Year)	3 years
Guarantee for Operating Leases [member]
Letters of Credit Outstanding, Amount		500
Guarantee for Service Agreement [Member]
Letters of Credit Outstanding, Amount		$ 900